Consolidated statement of changes in equity - USD ($) $ in Millions		Total		Equity attributable to owners of the parent	Stated capital	Accumulated other comprehensive income [1]	Other reserves	[2]	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2022		$ 4,339.5		$ 4,207.6	$ 3,871.5	$ (2,568.2)	$ 275.1		$ 2,629.2	$ 131.9
Total comprehensive income for the year		649.2		628.0		(75.3)			703.3	21.2
Profit from continuing operations		745.2		722.2					722.2	23.0
Loss from discontinued operation		(18.9)		(18.9)					(18.9)
Other comprehensive income from continuing operations		(116.5)		(114.7)		(114.7)				(1.8)
Other comprehensive income from discontinued operation		39.4		39.4		39.4
Dividends declared	[3]	(378.0)		(368.6)					(368.6)	(9.4)
Share-based payments		9.1		9.1			9.1
Ending balance at Dec. 31, 2023		4,619.8		4,476.1	3,871.5	(2,643.5)	284.2		2,963.9	143.7
Total comprehensive income for the year		1,121.2		1,071.8		(173.2)			1,245.0	49.4
Profit from continuing operations		1,290.5		1,245.0					1,245.0	45.5
Loss from discontinued operation		0.0
Other comprehensive income from continuing operations		(177.1)		(181.0)		(181.0)				3.9
Other comprehensive income from discontinued operation		7.8		7.8		7.8
Dividends declared	[3]	(378.5)		(350.9)					(350.9)	(27.6)
Share-based payments		4.4		4.4			4.4
Ending balance at Dec. 31, 2024		5,366.9		5,201.4	3,871.5	(2,816.7)	288.6		3,858.0	165.5
Total comprehensive income for the year		4,077.6		3,990.2		422.8			3,567.4	87.4
Profit from continuing operations		3,645.4		3,567.4					3,567.4	78.0
Loss from discontinued operation		0.0
Other comprehensive income from continuing operations		432.2		422.8		422.8				9.4
Dividends declared	[3]	(761.2)		(707.1)					(707.1)	(54.1)
Acquisition of treasury shares	[4]	(36.3)		(36.3)	(36.3)
Issue of treasury shares to employees	[4]	0.0	[1],[2]		9.6		(9.6)	[1]
Share-based payments		25.4		25.4			25.4
Transaction with non-controlling interest holders	[5]	0.0		(41.0)					(41.0)	41.0
Ending balance at Dec. 31, 2025		$ 8,672.4		$ 8,432.6	$ 3,844.8	$ (2,393.9)	$ 304.4		$ 6,677.3	$ 239.8

[1]	Accumulated other comprehensive income mainly comprises foreign currency translation.
[2]	Other reserves include mainly share-based payments. The aggregate of accumulated other comprehensive income and other reserves in the consolidated statement of changes in equity is disclosed in the Consolidated statement of financial position as other reserves.

[3]	Refer to note 13 for dividends paid to owners of the parent.
[4]	Treasury shares were purchased by the Group and a portion was issued to participants upon vesting of employee share options in 2025.
[5]	On 6 December 2025, per the South Deep BEE transaction an economic interest of 6.90% in Newshelf 899 (Proprietary) Limited vested to the BEE non-controlling interest holders.